Accumulated other comprehensive income (loss) - Schedule of AOCL Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	$ 977,493	$ 981,948
Other comprehensive income (loss), net of taxes	(252,535)	(75,237)	$ 37,417
Balance at end of year	864,815	977,493	981,948
Unrealized net gains (losses) on translation of net investment in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(20,913)	(21,065)	(20,818)
Transfer of AFS investments to HTM investments	0
Other comprehensive income (loss), net of taxes	(4,787)	152	(247)
Balance at end of year	(25,700)	(20,913)	(21,065)
Accumulated net investment gain (loss) | Unrealized net gains (losses) on HTM investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	91	(60)	(725)
Transfer of AFS investments to HTM investments	(99,143)	0	0
Other comprehensive income (loss), net of taxes	7,840	151	665
Balance at end of year	(91,212)	91	(60)
Accumulated net investment gain (loss) | Unrealized net gains (losses) on AFS investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(21,982)	72,779	11,808
Transfer of AFS investments to HTM investments	99,143	0	0
Other comprehensive income (loss), net of taxes	(297,506)	(94,761)	60,971
Balance at end of year	(220,345)	(21,982)	72,779
Employee benefit plans adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(82,113)	(101,334)	(77,362)
Transfer of AFS investments to HTM investments	0
Other comprehensive income (loss), net of taxes	41,918	19,221	(23,972)
Balance at end of year	(40,195)	(82,113)	(101,334)
Employee benefit plans adjustments | Defined benefit pension plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(56,400)	(72,255)	(66,312)
Transfer of AFS investments to HTM investments	0
Other comprehensive income (loss), net of taxes	8,495	15,855	(5,943)
Balance at end of year	(47,905)	(56,400)	(72,255)
Employee benefit plans adjustments | Post-retirement healthcare plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(25,713)	(29,079)	(11,050)
Transfer of AFS investments to HTM investments	0
Other comprehensive income (loss), net of taxes	33,423	3,366	(18,029)
Balance at end of year	7,710	(25,713)	(29,079)
Total AOCIL
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax
Balance at beginning of year	(124,917)	(49,680)	(87,097)
Transfer of AFS investments to HTM investments	0
Balance at end of year	$ (377,452)	$ (124,917)	$ (49,680)